================================================================================



                                IMPERIAL BANKFUND




                               SEMI-ANNUAL REPORT
                                 AUGUST 31, 1999
                                   (UNAUDITED)


================================================================================

August 31, 1999



Dear Fellow Imperial BankFund Shareholders:

We started this letter by addressing you as "Fellow Shareholders" because we are both shareholders of The Imperial BankFund. As shareholders along with you, we continue to believe there is a significant buying opportunity in the financial sector. We also feel investors have an opportunity to earn a return that might be greater than the return available in the overall market.

We continue to ask shareholders to take a long term view with their investments. We checked the dictionary for a definition of long term. LONG-TERM
(long'turm) ADJ. INVOLVING, MATURING OR BEING IN EFFECT AFTER A NUMBER
Of YEARS: A LONG-TERM INVEStment. As long-term investors, we must be patient and give our investments time to grow. We have found that one of the biggest mistakes investors make is that they do not hold their investments long enough.

We formed The Imperial BankFund in early 1999 to take advantage of the compelling prices of banks and financial stocks. As of this report, prices are still very compelling if not more so than in early 1999. Year to date the banks and financial stocks are off significantly. Currently, we are using the weakness in the financial sector to accumulate more shares of high quality banking and financial companies for the fund.

In closing, we realize that volatile markets can be distracting even to investors with long term horizons. Please do not let short term market volatility distract you from your long-term goals. We would like to thank you for your patience and for choosing The Imperial BankFund.


Sincerely,



David W. Allaire                                           Michael R. Laliberte'
CO-Portfolio Manager                                        CO-Portfolio Manager

                                IMPERIAL BANKFUND
                             SCHEDULE OF INVESTMENTS
                          August 31, 1999 - (Unaudited)

                                                                        Market
Shares                                                                  Value
------                                                              ------------

        COMMON STOCKS                               76.18%

        BROKERAGE 4.01%
  400   Merrill Lynch & Co. Inc...........................             $ 29,850
  300+  TD Waterhouse Group ..............................                4,519
                                                                       --------
                                                                         34,369
                                                                       --------

        BUSINESS SERVICES                            0.51%
  150   Paychex Inc.......................................                4,415
                                                                       --------

        FINANCIAL SERVICES                          11.71%
  600+  Concord EFS Inc...................................               22,275
  900   Finova Group Inc..................................               34,200
  300+  Fiserv Inc........................................                9,244
  300   Freddie Mac.......................................               15,450
  700   Metris Compani....................................               19,294
                                                                       --------
                                                                        100,463
                                                                       --------

        INSURANCE                                    3.53%
  600   Citigroup Inc.....................................               26,662
  100   Nationwide Financial Services Inc.................                3,650
                                                                       --------
                                                                         30,312
                                                                       --------

        INTERNET CONTENT                             0.43%
  100+  Security First Technologies.......................                3,700
                                                                       --------

        INVESTMENT SERVICES                          3.82%
1,000+  Knight/Trimark Group Inc. - Class A...............               32,750
                                                                       --------

        MONEY CENTER                                 6.99%
  200   Bank of America Corp..............................                7,150
  200   Bank Of New York Co. Inc..........................               12,100
  300   Chase Manhattan Corp..............................               25,106
  800   Toronto-Dominion Bank.............................               15,600
                                                                       --------
                                                                         59,956
                                                                       --------







                                IMPERIAL BANKFUND
                             SCHEDULE OF INVESTMENTS
                          August 31, 1999 - (Unaudited)
                                   (Continued)
                                                                         Market
Shares                                                                   Value
------                                                                 ---------
        REGIONAL BANK                               29.82%
  500   Bank One Corp.....................................               20,062
  500   BankBoston Corp...................................               23,219
  400   Commerce Bancorp Inc..............................               17,200
  800   First Union Corp..................................               33,200
  300   Firstar Corp......................................                8,044
  300   Keycorp...........................................                8,700
  300   MBNA Corp.........................................                7,406
  400   Mercantile Bancorp................................               22,075
1,000   North Fork Bancorp Inc............................               18,125
  300   Northern Trust Corp...............................               25,444
  400   Providian Financial Corp..........................               31,050
  500   State Street Corp.................................               29,938
  600   Synovus Financial Corp............................               11,325
                                                                       --------
                                                                        255,788
                                                                       --------

        SAVINGS & LOAN BANK                         11.56%
  300   Astoria Financial Corp............................                9,863
1,000   Capital One Financial Corp........................               37,750
1,400   Charter One Financial Inc.........................               32,769
  300+  Net.B@nk Inc......................................                6,975
  500+  Telebanc Financial Corp...........................               11,812
                                                                       --------
                                                                         99,169
                                                                       --------

        TRANSPORT-RAIL                               3.78%
  700   Kansas City Southern Industries ..................               32,419
                                                                       --------

        SHORT TERM INVESTMENTS                       4.66%
40,000  Firstar Treasury Fund ............................               40,000
                                                                       --------

        TOTAL INVESTMENTS
        (Cost $827,054)                           80.84%                693,341
        OTHER ASSETS LESS LIABILITIES             19.16%                164,327
                                                 -------------------------------
        TOTAL NET ASSETS                         100.00%               $857,668
                                                 ===============================


        + Denotes non- income producing security


SEE NOTES TO FINANCIAL STATEMENTS.

                                IMPERIAL BANKFUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 August 31,1999
                                   (UNAUDITED)


ASSETS
     Investments in securities, at value
     (cost $827,054) (Note 2)........................            $ 693,341
     Cash ...........................................              133,613
     Dividends and interest receivable ..............                1,005
     Receivable for fund shares sold ................               35,649
     Due from advisor  (Note 3) .....................               12,643
                                                                 ---------
     Total assets ...................................              876,251
                                                                 ---------


LIABILITIES
     Accrued distribution fee  (Note 5) .............                  972
     Other accrued expenses .........................               17,611
                                                                 ---------
     Total liabilities ..............................               18,583
                                                                 ---------


     Net Assets .....................................            $ 857,668
                                                                 =========


NET ASSETS CONSIST OF:
     Capital stock, $.001 par value;1,000,000
          shares authorized; 97,761 shares
          outstanding ...............................            $ 994,748
     Accumulated net investment loss ................               (3,367)
     Net unrealized depreciation on investments .....             (133,713)
                                                                 ---------
          Net Assets ................................            $ 857,668
                                                                 =========


Net asset value per share ( $857,668/ 97,761                     $    8.77
     shares outstanding).............................
                                                                 =========
Offering price per share (100/95.25 of $8.77) .......            $    9.21
                                                                 =========



SEE NOTES TO FINANCIAL STATEMENTS.

                                IMPERIAL BANKFUND
                             STATEMENT OF OPERATIONS
                     For the six months ended August 31,1999
                                   (UNAUDITED)


INVESTMENT INCOME:
     Dividends ..............................................         $   3,466
     Interest ...............................................               588
                                                                      ---------
     Total investment income ................................             4,054
                                                                      ---------

EXPENSES:
     Advisory fees (Note 3) .................................             2,685
     Distribution fees ......................................             1,339
     Administration fees ....................................            11,219
     Transfer agent fees ....................................             7,480
     Directors fees .........................................             2,877
     Audit fees .............................................             2,397
     Custody fees ...........................................             2,397
     Legal fees .............................................             2,397
     Printing and postage expense ...........................             1,918
     Other expenses .........................................             4,222
                                                                      ---------
     Total expenses .........................................            38,931
                                                                      ---------

     Less:  expense reimbursement from
          investment advisor  (Note 3) ......................           (31,510)
                                                                      ---------

     Net expenses ...........................................             7,421
                                                                      ---------

     Net investment loss ....................................            (3,367)
                                                                      ---------


NET REALIZED AND UNREALIZED GAINS/(LOSSES)
ON INVESTMENTS

Net realized gain on investments ............................                 0

Net increase in unrealized depreciation
     on investments .........................................          (133,713)
                                                                      ---------

Net decrease in net assets resulting
     from operations ........................................         $(137,080)
                                                                      =========





SEE NOTES TO FINANCIAL STATEMENTS.

                                IMPERIAL BANKFUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the
                                                                six months ended
                                                                 August 31, 1999
                                                                   (Unaudited)
                                                               -----------------
OPERATIONS:
Net investment loss ............................................      $  (3,367)
Net realized gain from investment transactions .................              0
Net increase in unrealized depreciation on investments .........       (133,713)
                                                                      ---------
                                                                      ---------
Net decrease in net assets resulting from operations ...........       (137,080)
                                                                      ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments ...........              0
                                                                      ---------



FUND SHARE TRANSACTIONS:
Proceeds from shares sold ......................................        895,288
Dividends reinvested ...........................................              0
Payment for shares redeemed ....................................           (540)
                                                                      ---------

Net increase in net assets from fund share transactions ........        894,748
                                                                      ---------

Net increase in net assets .....................................        757,668

NET ASSETS, BEGINNING
   OF PERIOD ...................................................        100,000
                                                                      ---------

NET ASSETS, END OF PERIOD ......................................      $ 857,668
                                                                      =========



SEE NOTES TO FINANCIAL STATEMENTS.

                                IMPERIAL BANKFUND
                              FINANCIAL HIGHLIGHTS


                                                                  For the six
                                                                 months ended
                                                                 August 31, 1999
                                                                  (Unaudited)
                                                                 ---------------

Net asset value, beginning of period ............................     $   10.00
                                                                      ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss .............................................         (0.06)
Net realized and unrealized gains (losses) on investments .......         (1.17)
                                                                      ---------
-Total from investment operations ................................        (1.23)
                                                                      ---------

LESS DISTRIBUTIONS
Dividend from net investment income .............................          0.00
Distribution from realized gains ................................          0.00
                                                                      ---------
Total dividends and distributions ...............................          0.00
                                                                      ---------

Net asset value, end of period ..................................     $    8.77
                                                                      =========

Total return ....................................................     (12.20%)^

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ........................     $   858
Ratio of expenses to average
     net assets .................................................        2.75% *
Ratio of expenses to average
     net assets before expense reimbursement ....................       14.39% *
Ratio of net investment income (loss) to
     average net assets .........................................       (1.24%)*
Ratio of net investment income (loss) to average
     net assets before expense reimbursement ....................      (12.89%)*


Portfolio turnover rate .........................................        0.00%


*  Annualized
^  The return does not include the effect of the Fund's sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                IMPERIAL BANKFUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

           Imperial BankFund (the "Fund"), is a series of Questar Funds, Inc. (the "Company"), organized as a Maryland Corporation, incorporated on February 13, 1998, and registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation with income as a secondary objective by investing in a portfolio consisting primarily of equity securities of regional banks, lending institutions and financial services companies. The Fund commenced operations on March 1, 1999.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The  following  is  a  summary  of  significant   accounting   policies
consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.
         A. SECURITY VALUATION - Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.
         B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
         C. FEDERAL INCOME TAXES - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.
         D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.
         E. USE OF ESTIMATES - The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

  NOTE 3.  INVESTMENT ADVISORY AGREEMENT

  The Fund has an investment advisory agreement with Retirement Planning Company of New England, Inc. ("Advisor"). Under this agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs for which the Fund pays a monthly advisory fee equal, to 1.00% of its average daily net assets. The Advisor may voluntarily waive some or all of its fees. For the six months ended August 31, 1999, the Retirement Planning Company of New England earned investment advisory fees of $2,685.

                                IMPERIAL BANKFUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999
                             (UNAUDITED)-(CONTINUED)

  NOTE 3.  INVESTMENT ADVISORY AGREEMENT (CONTINUED)

  The Advisor has voluntarily agreed to reimburse the Fund for expenses in excess of 2.75% of average net assets for the fiscal year ending February 29, 2000. The amount reimbursed by the Advisor in the six months ended August 31, 1999 is set forth in the Statement of Operations.

  NOTE 4.  FUND ADMINISTRATION AGREEMENT

  The Fund has an administration agreement with American Data Services, Inc. ("ADS" or the "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee, which is based on its average net assets. If the Fund's average daily net assets are: less than $5 million, the Administrator's fee is $1,500 per month; between $5 million and $10 million, the Administrator's fee is $1,750; between $10 million and $20 million, the Administrator's fee is $2,000; and in excess of $20 million, the Administrator receives a fee equal to $2,500 per month or 0.15% of the Fund's average daily net assets, whichever is greater. The Fund also reimburses the Administrator for any out-of-pocket expenses. For the six months ended August 31, 1999, American Data Services, Inc., earned $18,699 for administrative, transfer agency, and fund accounting services.


  NOTE 5.  DISTRIBUTION FEES

           The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12-b 1 thereunder. Pursuant to the Plan, the Distributor will receive a monthly fee equal to 0.50% of its average daily net assets, on an annual basis, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker/dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders for providing distribution assistance. Fees paid under the Plan may not be waived for individual shareholders. For the six months ended August 31, 1999, the Fund incurred distribution expenses of $1,339.


  NOTE 6. CAPITAL SHARE TRANSACTIONS

           At August 31, 1999 there were 1 million shares authorized at $.001 par value.

                                                      For the six
                                                      months ended
                                                     August 31, 1999
                                                      (UNAUDITED)
                                                     ---------------

                                                  SHARES       AMOUNT
                                                  ------       ------

Shares sold ...............................      87,813      $ 895,288

Shares issued for dividend reinvestment ...           0              0

Shares repurchased ........................         (52)         ( 540)
                                                 ---------   ---------
                                                 87,761      $ 894,748
                                                 =========   =========

                                IMPERIAL BANKFUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999
                             (UNAUDITED)-(CONTINUED)


  NOTE 7.  INVESTMENT TRANSACTIONS

           Purchases and sales of investment securities, excluding short term securities, for the six months ended August 31, 1999 aggregated $787,054, and $0, respectively.

INVESTMENT ADVISOR
Retirement Planning Company of New England, Inc.
One Richmond Square
Providence, Rhode Island  02906



LEGAL COUNSEL                               ADMINISTRATOR
Spitzer & Feldman P.C.                      American Data Services, Inc.
405 Park Avenue                             150 Motor Parkway
New York, New York  10022                   Hauppauge, New York  11788-5108



CUSTODIAN                                   DISTRIBUTOR
Firstar Bank                                ADS Distributors, Inc.
425 Walnut Street, M.L. 6118                150 Motor Parkway
Cincinnati, Ohio  45202                     Hauppauge, New York  11788-5108



TRANSFER AGENT (ALL PURCHASES AND           INDEPENDENT AUDITORS
ALL REDEMPTION REQUESTS)                    McCurdy & Associates, CPA's
American Data Services, Inc.                27955 Clemens Road
P.O. Box 5536                               Westlake, Ohio  44145
Hauppauge, New York  11788-0132





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.